UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
HIGHLIGHTS
Each of the three Equity Market Index Funds produced positive returns in 2023 and closely tracked their respective benchmarks.
Most sectors of the U.S. stock market produced positive returns during the
12-month period. Led by a relatively small group of high-growth, technology-
oriented mega-cap companies, U.S. stocks surged in 2023.
Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Equity Market Index Funds

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Management’s Discussion of Fund Performance

EQUITY INDEX 500 FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Fund returned 26.06% versus 26.29% for its benchmark, the S&P 500 Index. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the fund’s I Class and Z Class shares will vary due to different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Most sectors in the S&P
500 Index produced
positive returns in 2023.
Led by a relatively small
group of high-growth,
technology-oriented mega-
cap companies, large-cap
U.S. stocks surged in 2023.
Generally favorable corporate
earnings, a resilient economy, and increased investor interest in artificial intelligence (AI) also provided a favorable backdrop for U.S. equities.
Within our portfolio, information technology stocks contributed the most in absolute terms. Semiconductors, software, and hardware companies were among the best performers in the portfolio, with bellwethers NVIDIA,
Microsoft, and Apple, respectively, performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Equity Index 500 Fund –
.
7.93% 26.06%
Equity Index 500 Fund–
.
I  Class 8.01 26.23
Equity Index 500 Fund–
.
Z  Class 8.04 26.30
S&P 500 Index 8.04 26.29

T. ROWE PRICE Equity Market Index Funds

The communication services sector also exhibited positive returns. The interactive media and services segment contributed the most to absolute results, as Facebook parent company Meta Platforms generated robust returns during the year. The stock surged with other mega-cap tech names as investors were bullish on broader economic growth as well as the profit potential of AI adoption and advancements. The entertainment segment also performed well.
Shares of streaming service provider Netflix rose for much of the year, buoyed by solid corporate earnings. Near the end of the year, shares benefited from the announcement of large price increases for the company’s Basic and Premium subscription plans.
Conversely, utilities shares declined for the 12-month period. Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields
climb. Within our portfolio,
electric utilities companies
performed worst; NextEra
Energy, the largest utility
company by market value
in the U.S., was particularly
weak. Shares sold off
meaningfully during the year
as yield-seeking investors
rotated out of the stock and
rising rates led to increased
borrowing costs for providers
of clean energy.
The energy sector also
declined during the
12-month period; oil, gas,
and consumable fuels
companies were weakest.
Energy giants Chevron and
ExxonMobil were the worst
performers in the sector
as both companies faced headwinds throughout the year. Generally lower oil prices in 2023 weighed on shares, as did the large acquisitions of smaller energy sector firms—Chevron acquired Hess, while ExxonMobil bought Pioneer
Natural Resources—later in the year.
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   28.0% 28.6%
Financials   12.4 12.9
Health Care   13.4 12.5
Consumer Discretionary   10.6 10.8
Industrials and Business
Services   8.6 9.0
Communication Services   8.4 8.6
Consumer Staples   6.6 6.1
Energy   4.1 3.9
Real Estate   2.5 2.5
Materials   2.5 2.4
Utilities   2.6 2.3
Other and Reserves   0.3 0.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to match the performance of the entire U.S. stock market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Total Equity Market Index Fund returned 26.38% versus 26.06% for its benchmark, the S&P Total Market Index. The fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks contributed the
most in absolute terms.
Software, semiconductors,
and hardware companies
were among the best performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple, respectively, performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited positive returns. The broadline retail segment contributed the most to absolute results. Shares of
Amazon.com surged over the period as the firm’s expansive plan to cut costs had a positive impact on margins and offset topline growth weakness in retail and cloud. The strong margin improvement in retail showed that Amazon’s decision to regionalize its logistics network has led to faster deliveries at lower costs. The automobiles segment also helped. Shares of Tesla rose sharply in the first half of the year on the back of multiple positive developments, including news that all versions of the firm’s cheapest Model 3 would be eligible for the full $7,500 electric vehicle tax credit, as well as the announcements that Ford,
General Motors, and Rivian would each adopt Tesla’s North American charging plug standard for their electric vehicles.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Total Equity Market Index
Fund –
.
8.64% 26.38%
S&P Total Market Index 8.44 26.06

T. ROWE PRICE Equity Market Index Funds

Conversely, utilities shares declined for the 12-month period. Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields climb. Within our portfolio, electric utilities companies performed worst; NextEra Energy, the largest utility company by market value in the U.S., was particularly weak. Shares sold off meaningfully during the year as yield-seeking investors rotated out of the stock and rising rates led to increased borrowing costs for providers of clean energy.
The energy sector also
declined during the
12-month period; oil, gas,
and consumable fuels
companies were weakest.
Energy giants Chevron and
ExxonMobil were the worst
performers in the sector
as both companies faced
headwinds throughout
the year. Generally lower
oil prices in 2023 weighed
on shares, as did the large
acquisitions of smaller energy
sector firms—Chevron
acquired Hess, while
ExxonMobil bought Pioneer
Natural Resources—later in
the year.
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   26.4% 27.4%
Financials   12.9 13.4
Health Care   13.3 12.6
Consumer Discretionary   10.9 10.8
Industrials and Business
Services   10.0 10.1
Communication Services   7.7 7.8
Consumer Staples   6.1 5.7
Energy   4.1 3.9
Real Estate   3.0 3.0
Materials   2.7 2.6
Utilities   2.4 2.2
Other and Reserves   0.5 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small- and mid-cap U.S. stocks produced positive returns in 2023. The
Extended Equity Market Index Fund returned 25.35% versus 24.97% for its benchmark, the S&P Completion Index. The fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks contributed the
most in absolute terms.
Software, IT services, and
semiconductor companies were among the best performers in the portfolio, with Palo Alto Networks, Snowflake, and Marvell Technology, respectively, being particularly strong. Shares of these companies soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The industrials and business services sector also exhibited positive returns; the ground transportation segment performed best. Shares of leading ride share brand Uber Technologies surged for most of the year, as strong corporate earnings provided a favorable backdrop. Bookings accelerated across the company’s mobility and delivery segments as demand in the U.S. strengthened, most notably in the third quarter. Shares rallied even further at the end of the year in anticipation of Uber Technologies being added to the large-cap S&P
500 Index. The building products segment also advanced during the year, led by Builders FirstSource. The company is a maker of assorted building products used in new home construction, as well as remodeling, repairs, and
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Extended Equity Market
Index Fund –
.
11.40% 25.35%
S&P Completion Index 11.01 24.97

T. ROWE PRICE Equity Market Index Funds

renovations. Shares surged as the company reported better-than-expected third-quarter earnings and as a sharp drop in mortgage interest rates boosted sentiment toward homebuilding-related industries. The stock was also added to the S&P 500 late in the year.
The financials sector also generated strong returns during the year, with capital markets and financial services companies performing best. Shares of alternative asset managers Blackstone and Apollo Global Management surged during the year. Both companies benefited from investors who, following a difficult 2022 for stocks and bonds, sought alternative investments that could provide higher returns and possibly other benefits, such as broader diversification or lower volatility. Investors also anticipate that these nonbank institutions could win additional business that might otherwise go to large, heavily regulated banks, particularly if new rules take effect requiring banks to hold substantially more capital reserves.
Conversely, utilities shares
declined for the 12-month
period. Rising interest rates
pressured the utilities sector
throughout the year as the
high dividend payments that
utilities companies typically
offer become less attractive to
investors as bond yields climb
higher. Within our portfolio,
gas utilities companies
performed worst as UGI
Corporation and National
Fuel Gas Company detracted
from absolute returns.
How are the Equity Market
Index Funds positioned?
The Equity Market Index
Funds, which tend to closely
track their benchmarks,
offer broad exposure to
different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   17.7% 19.0%
Financials   15.6 17.1
Industrials and Business
Services   18.1 16.7
Health Care   13.0 11.9
Consumer Discretionary   12.0 11.3
Real Estate   6.0 6.1
Energy   4.2 4.4
Materials   4.1 4.2
Communication Services   4.0 4.1
Consumer Staples   2.8 2.9
Utilities   1.9 1.7
Other and Reserves   0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

actively managed fund. Since the portfolios are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.
As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing. The portfolios intend to be diversified in approximately the same proportion as the indexes they track are diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500
Index. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended
Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total
Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them.
All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.
What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of benign jobs reports, have lengthened the runway for an economic soft landing. The Federal
Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth following the significant move up in the last
12 months, which was aided in large part by multiple expansion.

T. ROWE PRICE Equity Market Index Funds

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best in the period ahead but, rather, to use full replication or sampling strategies so that the Equity Market
Index Funds are structured like major U.S. equity indexes and closely track their performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Market Index Funds

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.
Funds that invest in small and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.
Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and thus do not attempt to fully replicate their benchmark indexes)
have a greater potential for their performance to deviate from that of their benchmarks.
BENCHMARK INFORMATION
Note: The S&P 500 Index, S&P Total Market Index, and S&P Completion
Index are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard
&  Poor’s
®
and S&P
®
 are registered trademarks of Standard & Poor’s Financial
Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered
trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe
Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P,

T. ROWE PRICE Equity Market Index Funds

or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index, S&P
Total Market Index, and S&P Completion Index.
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
12/31/23
Apple 7.0%
Microsoft 6.9
Alphabet 3.8
Amazon.com 3.4
NVIDIA 3.0
Meta Platforms 2.0
Tesla 1.7
Berkshire Hathaway 1.6
JPMorgan Chase 1.2
Broadcom 1.2
UnitedHealth Group 1.2
Eli Lilly 1.2
Visa 1.0
Exxon Mobil 1.0
Johnson & Johnson 0.9
Mastercard 0.9
Home Depot 0.9
Procter & Gamble 0.9
Costco Wholesale 0.7
Merck 0.7
AbbVie 0.7
Adobe 0.7
Chevron 0.7
Salesforce 0.6
Advanced Micro Devices 0.6
Total 44.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
12/31/23
Apple 6.0%
Microsoft 6.0
Alphabet 3.3
Amazon.com 3.0
NVIDIA 2.6
Meta Platforms 1.7
Tesla 1.5
Berkshire Hathaway 1.4
JPMorgan Chase 1.1
UnitedHealth Group 1.0
Broadcom 1.0
Eli Lilly 1.0
Visa 0.9
Exxon Mobil 0.9
Johnson & Johnson 0.8
Mastercard 0.8
Home Depot 0.8
Procter & Gamble 0.7
Costco Wholesale 0.6
Merck 0.6
Adobe 0.6
AbbVie 0.6
Salesforce 0.6
Chevron 0.5
Advanced Micro Devices 0.5
Total 38.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
12/31/23
Snowflake 1.0%
Workday 0.9
Crowdstrike Holdings 0.9
KKR 0.8
Marvell Technology 0.8
Block 0.6
Apollo Global Management 0.6
Cheniere Energy 0.6
Ferguson 0.6
Datadog 0.6
Atlassian 0.6
Palantir Technologies 0.5
DoorDash 0.5
Trade Desk 0.5
HubSpot 0.5
Coinbase Global 0.5
MongoDB 0.4
Veeva Systems 0.4
Alnylam Pharmaceuticals 0.4
Cloudflare 0.4
Pinterest 0.3
Splunk 0.3
ROBLOX 0.3
Ares Management 0.3
Zscaler 0.3
Total 13.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EQUITY INDEX 500 FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Equity Market Index Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Equity Index 500 Fund –
.
26.06% 15.47% 11.80% – –
Equity Index 500 Fund–
.
I  Class 26.23 15.62 – 13.05% 8/28/15
Equity Index 500 Fund–
.
Z  Class 26.30 – – 21.97 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end perfor mance, please visit our website (troweprice.
com) or contact a T. Rowe Price representative at 1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares,
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Total Equity Market Index Fund –
.
26.38% 14.81% 11.19%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EXTENDED EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Extended Equity Market Index Fund –
.
25.35% 11.72% 8.39%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Equity Index 500 Fund 0.20%
Equity Index 500 Fund–I Class 0.08
Equity Index 500 Fund–Z Class 0.05
Total Equity Market Index Fund 0.21
Extended Equity Market Index Fund 0.26
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Equity Market Index Funds

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EQUITY INDEX 500 FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,079.30 $1.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.25   0.97
I Class
Actual   1,000.00   1,080.10   0.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.95   0.26
Z Class
Actual   1,000.00   1,080.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.19%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Actual $1,000.00 $1,086.40 $0.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.35   0.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.17%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Actual $1,000.00 $1,114.00 $1.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281647 C50-050 2/24

December 31, 2023
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund –
.

T. ROWE PRICE Extended Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 24 .92 $ 36 .18 $ 37 .12 $ 29 .25 $ 23 .98
Investment activities
Net investment income
(1)(2)
0 .32 0 .29 0 .27 0 .24 0 .32
Net realized and unrealized gain/
loss 5 .98 ( 9 .67 ) 4 .17 8 .74 6 .30
Total from investment activities 6 .30 ( 9 .38 ) 4 .44 8 .98 6 .62
Distributions
Net investment income ( 0 .32 ) ( 0 .33 ) ( 0 .27 ) ( 0 .24 ) ( 0 .31 )
Net realized gain ( 0 .78 ) ( 1 .55 ) ( 5 .11 ) ( 0 .87 ) ( 1 .04 )
Total distributions ( 1 .10 ) ( 1 .88 ) ( 5 .38 ) ( 1 .11 ) ( 1 .35 )
NET ASSET VALUE
End of period $ 30 .12 $ 24 .92 $ 36 .18 $ 37 .12 $ 29 .25
Ratios/Supplemental Data
Total return
(2)(3)
25 .35% ( 26 .00 ) % 12 .31% 30 .82% 27 .70%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .25% 0 .26% 0 .30% 0 .35% 0 .35%
Net expenses after waivers/
payments by Price Associates 0 .25% 0 .25% 0 .30% 0 .35% 0 .35%
Net investment income 1 .16% 1 .01% 0 .66% 0 .83% 1 .13%
Portfolio turnover rate 13 .3% 13 .7% 36 .7% 35 .9% 17 .4%
Net assets, end of period (in
thousands) $953,770 $826,200 $1,281,380 $1,161,458 $938,905
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 0.5%
AST SpaceMobile  (1)(2) 13,000 78
Cogent Communications Holdings  6,500 494
EchoStar, Class A  (1)(2) 7,715 128
Frontier Communications Parent  (1) 27,853 706
GCI Liberty, Class A, EC  (1)(3) 21,362 —
Globalstar  (1)(2) 138,400 269
IDT, Class B  (1) 8,242 281
Iridium Communications  18,318 754
Liberty Global, Class A  (1) 24,334 432
Liberty Global, Class C  (1) 26,275 490
Liberty Latin America, Class C  (1) 15,146 111
Lumen Technologies  (1)(2) 173,520 318
Shenandoah Telecommunications  12,721 275
4,336
Entertainment 1.2%
Chicken Soup For The Soul Entertainment  (1)(2) 18,800 4
Cinemark Holdings  (1) 18,612 262
Endeavor Group Holdings, Class A  (2) 34,564 820
Kartoon Studios  (1)(2) 31,610 44
Liberty Media Corp-Liberty Formula One, Class A  (1) 6,187 359
Liberty Media Corp-Liberty Formula One, Class C  (1) 31,160 1,967
Liberty Media Corp-Liberty Live, Class A  (1) 2,414 88
Liberty Media Corp-Liberty Live, Class C  (1) 6,646 249
Lions Gate Entertainment, Class B  (1) 17,763 181
Madison Square Garden Entertainment  (1) 6,783 216
Madison Square Garden Sports  (1) 2,521 458
Playtika Holding  (1) 20,600 180
ROBLOX, Class A  (1) 68,092 3,113
Roku  (1) 17,381 1,593
Skillz  (1)(2) 19,852 124
Sphere Entertainment  (1)(2) 8,218 279
TKO Group Holdings  7,600 620
Warner Music Group, Class A  23,501 841
11,398
Interactive Media & Services 1.0%
Angi (1) 34,000 85
Bumble, Class A  (1) 18,992 280
Cargurus  (1) 14,052 339
Cars.com  (1) 9,920 188
Eventbrite, Class A  (1) 17,300 145

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
fuboTV  (1) 53,700 171
IAC  (1) 12,130 635
MediaAlpha, Class A  (1)(2) 7,794 87
Pinterest, Class A  (1) 89,962 3,332
Rumble  (1)(2) 13,700 61
Shutterstock  2,800 135
Snap, Class A  (1) 144,220 2,442
TripAdvisor  (1) 12,900 278
TrueCar  (1) 55,425 192
Vimeo  (1) 40,596 159
Yelp  (1) 7,192 340
Ziff Davis  (1) 5,196 349
ZoomInfo Technologies  (1) 41,892 775
9,993
Media 1.3%
Cable One  535 298
Cardlytics  (1) 8,134 75
Clear Channel Outdoor Holdings  (1)(2) 123,500 225
DISH Network, Class A  (1) 46,613 269
EW Scripps, Class A  (1) 24,845 199
Gray Television  21,200 190
iHeartMedia, Class A  (1) 42,400 113
John Wiley & Sons, Class A  7,370 234
Liberty Broadband, Class A  (1) 2,793 225
Liberty Broadband, Class C  (1) 14,816 1,194
Liberty Media Corp-Liberty SiriusXM  (1) 21,317 614
Liberty Media Corp-Liberty SiriusXM, Class A  (1) 8,600 247
Magnite  (1) 17,700 165
New York Times, Class A  20,800 1,019
Nexstar Media Group  6,197 971
PubMatic, Class A  (1) 10,300 168
Scholastic  8,858 334
Sinclair  (2) 11,410 149
Sirius XM Holdings  (2) 116,587 638
TechTarget  (1) 4,200 146
TEGNA  33,210 508
Thryv Holdings  (1) 11,122 226
Trade Desk, Class A  (1) 62,745 4,515
12,722
Wireless Telecommunication Services 0.1%
Gogo (1) 13,463 137
Telephone & Data Systems  18,103 332

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Cellular  (1) 3,857 160
629
Total Communication Services 39,078
CONSUMER DISCRETIONARY 11.3%
Automobile Components 1.0%
Adient (1) 14,100 513
Atmus Filtration Technologies  (1) 12,035 283
Autoliv  13,103 1,444
Dana  21,572 315
Dorman Products  (1) 4,800 400
Fox Factory Holding  (1) 6,800 459
Gentex  28,248 923
Gentherm  (1) 6,000 314
Goodyear Tire & Rubber  (1) 39,435 565
LCI Industries  4,309 542
Lear  7,000 988
Mobileye Global, Class A  (1)(2) 9,004 390
Modine Manufacturing  (1) 6,600 394
Motorcar Parts of America  (1) 14,500 135
Patrick Industries  4,278 429
QuantumScape  (1)(2) 46,862 326
Standard Motor Products  5,388 214
Stoneridge  (1) 9,536 187
Superior Industries International  (1) 15,200 49
Visteon  (1) 4,300 537
XPEL  (1) 2,900 156
9,563
Automobiles 0.5%
Fisker (1)(2) 34,200 60
Harley-Davidson  19,116 704
Lucid Group  (1)(2) 133,539 562
Rivian Automotive, Class A  (1)(2) 106,135 2,490
Thor Industries  8,400 993
Winnebago Industries  3,781 276
5,085
Broadline Retail 0.3%
Big Lots  10,000 78
Dillard's, Class A  (2) 400 161
Kohl's  (2) 22,042 632
Macy's  39,300 791
Nordstrom  (2) 13,832 255
Ollie's Bargain Outlet Holdings  (1) 8,800 668
2,585

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.9%
2U (1)(2) 56,000 69
ADT  (2) 29,184 199
Adtalem Global Education  (1) 6,300 371
Bright Horizons Family Solutions  (1) 11,316 1,067
Carriage Services  6,600 165
Chegg  (1)(2) 16,300 185
Clear Secure, Class A  10,657 220
Coursera  (1) 15,400 298
Duolingo  (1) 5,026 1,140
Frontdoor  (1) 14,450 509
Graham Holdings, Class B  341 238
Grand Canyon Education  (1) 4,909 648
H&R Block  20,118 973
Laureate Education  23,200 318
Service Corp International  22,831 1,563
Strategic Education  5,143 475
Stride  (1) 6,000 356
WW International  (1)(2) 12,700 111
8,905
Hotels, Restaurants & Leisure 2.8%
Aramark  32,900 924
Bally's  (1) 11,600 162
BJ's Restaurants  (1) 4,933 178
Bloomin' Brands  17,943 505
Boyd Gaming  11,457 717
Brinker International  (1) 8,279 357
Canterbury Park Holding  6,213 127
Cava Group  (1) 6,055 260
Cheesecake Factory  (2) 5,840 204
Choice Hotels International  4,290 486
Churchill Downs  10,592 1,429
Chuy's Holdings  (1) 6,906 264
Cracker Barrel Old Country Store  (2) 1,900 146
Dave & Buster's Entertainment  (1) 6,800 366
Denny's  (1) 23,700 258
Dine Brands Global  5,000 248
DoorDash, Class A  (1) 45,686 4,518
DraftKings, Class A  (1) 67,059 2,364
Dutch Bros, Class A  (1) 6,200 196
Everi Holdings  (1) 20,600 232
Hilton Grand Vacations  (1) 12,610 507
Hyatt Hotels, Class A  6,300 822
Jack in the Box  4,600 376
Light & Wonder  (1) 11,230 922

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marriott Vacations Worldwide  6,490 551
Papa John's International  2,845 217
Penn Entertainment  (1) 22,162 577
Planet Fitness, Class A  (1) 14,972 1,093
Red Robin Gourmet Burgers  (1)(2) 7,700 96
Red Rock Resorts, Class A  9,100 485
Rush Street Interactive  (1)(2) 33,100 149
Sabre  (1) 48,300 213
SeaWorld Entertainment  (1) 4,767 252
Shake Shack, Class A  (1) 4,200 311
Six Flags Entertainment  (1) 9,800 246
Sweetgreen, Class A  (1)(2) 13,100 148
Texas Roadhouse  10,340 1,264
Travel + Leisure  12,876 503
Vail Resorts  5,310 1,134
Wendy's  31,152 607
Wingstop  5,000 1,283
Wyndham Hotels & Resorts  11,840 952
26,649
Household Durables 1.5%
Cavco Industries  (1) 1,773 615
Century Communities  1,765 161
Cricut, Class A  8,000 53
Flexsteel Industries  5,600 106
GoPro, Class A  (1) 25,500 89
Green Brick Partners  (1) 4,602 239
Helen of Troy  (1) 3,300 399
Hovnanian Enterprises, Class A  (1) 1,384 215
Installed Building Products  3,900 713
iRobot  (1) 4,900 190
KB Home  11,900 743
La-Z-Boy  9,950 367
Leggett & Platt  11,147 292
LGI Homes  (1) 3,937 524
Lovesac  (1) 5,600 143
M/I Homes  (1) 3,870 533
MDC Holdings  5,962 329
Meritage Homes  6,300 1,097
Newell Brands  46,505 404
Skyline Champion  (1) 8,882 660
Sonos  (1) 21,901 375
Taylor Morrison Home  (1) 17,000 907
Tempur Sealy International  25,061 1,277
Toll Brothers  13,420 1,379
TopBuild  (1) 4,622 1,730

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tri Pointe Homes  (1) 18,572 657
Universal Electronics  (1) 9,900 93
Worthington Enterprises  4,479 258
14,548
Leisure Products 0.5%
Acushnet Holdings  5,075 321
Brunswick  10,000 967
Funko, Class A  (1) 10,100 78
Malibu Boats, Class A  (1) 4,300 236
Marine Products  11,600 132
Mattel  (1) 54,226 1,024
Peloton Interactive, Class A  (1) 58,131 354
Polaris  8,240 781
Topgolf Callaway Brands  (1) 17,500 251
YETI Holdings  (1) 13,500 699
4,843
Specialty Retail 2.8%
1-800-Flowers.com, Class A  (1) 13,368 144
Aaron's  14,168 154
Abercrombie & Fitch, Class A  (1) 7,700 679
Academy Sports & Outdoors  10,843 716
Advance Auto Parts  11,000 671
American Eagle Outfitters  21,480 455
Asbury Automotive Group  (1) 2,429 547
AutoNation  (1) 3,204 481
Boot Barn Holdings  (1) 5,300 407
Burlington Stores  (1) 10,902 2,120
Caleres  6,430 198
CarParts.com  (1) 32,800 104
Carvana  (1)(2) 14,482 767
Chewy, Class A  (1) 16,041 379
Dick's Sporting Goods  8,100 1,190
Five Below  (1) 8,524 1,817
Floor & Decor Holdings, Class A  (1)(2) 17,071 1,904
Foot Locker  12,803 399
GameStop, Class A  (1)(2) 38,104 668
Gap  31,100 650
Genesco  (1) 5,100 180
Group 1 Automotive  2,109 643
Guess?  8,920 206
Hibbett  3,800 274
Lithia Motors  3,600 1,185
Monro  7,100 208
Murphy USA  2,940 1,048
National Vision Holdings  (1) 9,922 208

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ODP  (1) 7,757 437
Penske Automotive Group  2,708 435
PetMed Express  20,800 157
RealReal  (1)(2) 51,100 103
Revolve Group  (1)(2) 8,700 144
RH  (1) 2,602 758
Sally Beauty Holdings  (1) 15,300 203
Signet Jewelers  7,600 815
Sleep Number  (1) 5,500 82
Sonic Automotive, Class A  5,003 281
Stitch Fix, Class A  (1) 33,100 118
Upbound Group  7,450 253
Urban Outfitters  (1) 5,500 196
Valvoline  (1) 21,717 816
Victoria's Secret  (1) 9,624 255
Vroom  (1) 85,800 52
Warby Parker, Class A  (1) 19,333 273
Wayfair, Class A  (1)(2) 12,400 765
Williams-Sonoma  9,567 1,930
26,475
Textiles, Apparel & Luxury Goods 1.0%
Capri Holdings  (1) 14,895 748
Carter's  5,900 442
Columbia Sportswear  3,462 275
Crocs  (1) 8,200 766
Deckers Outdoor  (1) 3,658 2,445
Figs, Class A  (1)(2) 19,600 136
G-III Apparel Group  (1) 9,000 306
Kontoor Brands  8,300 518
Movado Group  6,705 202
Oxford Industries  (2) 2,200 220
PVH  7,205 880
Skechers USA, Class A  (1) 21,900 1,365
Steven Madden  12,050 506
Superior Group  23,500 317
Under Armour, Class A  (1) 18,600 164
Under Armour, Class C  (1) 20,100 168
Vera Bradley  (1) 24,500 189
Wolverine World Wide  15,200 135
9,782
Total Consumer Discretionary 108,435
CONSUMER STAPLES 2.9%
Beverages 0.3%
Boston Beer, Class A  (1) 1,500 518

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Celsius Holdings  (1)(2) 21,200 1,156
Coca-Cola Consolidated  800 743
National Beverage  (1) 3,696 184
Willamette Valley Vineyards  (1) 10,850 57
2,658
Consumer Staples Distribution & Retail 1.0%
Albertsons, Class A  50,698 1,166
Andersons  7,300 420
BJ's Wholesale Club Holdings  (1) 22,513 1,501
Casey's General Stores  5,089 1,398
Chefs' Warehouse  (1) 6,300 185
Grocery Outlet Holding  (1) 12,632 341
Ingles Markets, Class A  3,500 302
Performance Food Group  (1) 20,852 1,442
PriceSmart  3,450 261
SpartanNash  8,826 203
Sprouts Farmers Market  (1) 17,200 828
U.S. Foods Holding  (1) 29,909 1,358
United Natural Foods  (1) 9,300 151
9,556
Food Products 0.8%
B&G Foods  15,400 162
Calavo Growers  7,863 231
Cal-Maine Foods  5,564 319
Darling Ingredients  (1) 26,700 1,331
Flowers Foods  33,083 745
Fresh Del Monte Produce  8,200 215
Freshpet  (1)(2) 6,770 587
Hain Celestial Group  (1) 13,500 148
Ingredion  8,500 922
J & J Snack Foods  1,849 309
John B. Sanfilippo & Son  2,942 303
Lancaster Colony  2,900 483
Post Holdings  (1) 8,717 768
Simply Good Foods  (1) 14,840 588
TreeHouse Foods  (1) 7,943 329
Utz Brands  (2) 15,300 248
Vital Farms  (1) 17,500 275
7,963
Household Products 0.2%
Central Garden & Pet  (1) 3,185 160
Central Garden & Pet, Class A  (1) 7,900 348
Energizer Holdings  9,250 293
Spectrum Brands Holdings  5,811 463

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WD-40  2,400 574
1,838
Personal Care Products 0.5%
Beauty Health  (1)(2) 21,638 67
BellRing Brands  (1) 16,646 923
Coty, Class A  (1) 40,849 507
Edgewell Personal Care  8,050 295
elf Beauty  (1) 9,099 1,313
Herbalife  (1) 15,900 243
Inter Parfums  3,300 475
Lifevantage  20,700 124
Medifast  2,946 198
Nu Skin Enterprises, Class A  13,116 255
USANA Health Sciences  (1) 2,600 140
4,540
Tobacco 0.1%
22nd Century Group  (1)(2) 6,394 1
Universal  3,808 256
Vector Group  22,482 254
511
Total Consumer Staples 27,066
ENERGY 4.4%
Energy Equipment & Services 1.2%
Archrock  26,167 403
Cactus, Class A  11,000 499
ChampionX  27,700 809
DMC Global  (1) 8,000 151
Expro Group Holdings  (1) 26,708 425
Forum Energy Technologies  (1) 7,800 173
Helix Energy Solutions Group  (1)(2) 15,300 157
Helmerich & Payne  17,500 634
Liberty Energy, Class A  27,467 498
Mammoth Energy Services  (1) 18,000 80
Nabors Industries  (1) 1,900 155
Newpark Resources  (1) 12,576 84
Noble  19,762 952
NOV  49,575 1,005
Oceaneering International  (1) 15,825 337
Patterson-UTI Energy  48,226 521
Solaris Oilfield Infrastructure, Class A  25,776 205
TechnipFMC  66,339 1,336
TETRA Technologies  (1) 30,241 137
Tidewater  (1) 9,766 704
Transocean  (1)(2) 105,600 671

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valaris  (1) 7,900 542
Weatherford International  (1) 12,629 1,235
11,713
Oil, Gas & Consumable Fuels 3.2%
Adams Resources & Energy  4,341 114
Antero Midstream  52,300 655
Antero Resources  (1) 40,961 929
California Resources  11,200 612
Callon Petroleum  (1) 8,153 264
Centrus Energy, Class A  (1) 2,500 136
Cheniere Energy  33,700 5,753
Chesapeake Energy  18,312 1,409
Chord Energy  5,975 993
Civitas Resources  (2) 10,748 735
CNX Resources  (1) 25,800 516
Comstock Resources  (2) 14,200 126
CONSOL Energy  4,700 473
Crescent Energy, Class A  15,920 210
CVR Energy  7,000 212
Delek U.S. Holdings  12,107 312
Dorian LPG  7,169 315
DT Midstream  11,600 636
Equitrans Midstream  74,389 757
Green Plains  (1) 8,700 219
HF Sinclair  21,141 1,175
International Seaways  1,100 50
Kosmos Energy  (1) 86,775 582
Magnolia Oil & Gas, Class A  30,071 640
Matador Resources  14,376 817
Murphy Oil  23,318 995
New Fortress Energy  (2) 8,200 309
Northern Oil & Gas  11,310 419
Ovintiv  35,960 1,579
Par Pacific Holdings  (1) 6,900 251
PBF Energy, Class A  15,403 677
Peabody Energy  17,000 413
Permian Resources  42,600 579
Range Resources  36,100 1,099
REX American Resources  (1) 6,150 291
Ring Energy  (1)(2) 95,600 140
SandRidge Energy  15,785 216
Sitio Royalties, Class A  (2) 12,500 294
SM Energy  20,300 786
Southwestern Energy  (1) 154,900 1,015
Talos Energy  (1) 14,800 211

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tellurian  (1)(2) 192,400 145
Texas Pacific Land  913 1,436
Uranium Energy  (1)(2) 59,300 380
Vitesse Energy  6,283 138
World Kinect  15,300 349
30,362
Total Energy 42,075
FINANCIALS 17.1%
Banks 5.6%
1st Source  5,161 284
Ameris Bancorp  10,100 536
Arrow Financial  13,132 367
Associated Banc-Corp  28,827 617
Atlantic Union Bankshares  14,747 539
Axos Financial  (1) 8,400 459
Banc of California  22,247 299
BancFirst  2,817 274
Bancorp  (1) 13,261 511
Bank of Hawaii  (2) 5,166 374
Bank OZK  19,000 947
BankUnited  16,018 519
Banner  4,471 239
Berkshire Hills Bancorp  10,741 267
BOK Financial  4,060 348
Brookline Bancorp  22,331 244
Cadence Bank  31,375 928
Capitol Federal Financial  20,644 133
Cathay General Bancorp  7,294 325
City Holding  2,357 260
Columbia Banking System  29,099 776
Commerce Bancshares  17,014 909
Community Bank System  9,628 502
ConnectOne Bancorp  11,183 256
Cullen/Frost Bankers  8,450 917
CVB Financial  26,706 539
Dime Community Bancshares  8,900 240
East West Bancorp  23,464 1,688
Eastern Bankshares  29,000 412
Enterprise Financial Services  4,053 181
First Bancorp North Carolina  8,913 330
First BanCorp Puerto Rico  37,849 623
First Busey  13,229 328
First Citizens BancShares, Class A  1,684 2,390
First Commonwealth Financial  17,900 276
First Community Bankshares  7,844 291

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Financial  7,768 334
First Financial Bancorp  13,000 309
First Financial Bankshares  23,176 702
First Hawaiian  14,900 341
First Horizon  73,206 1,037
First Interstate BancSystem, Class A  12,942 398
First Merchants  11,013 408
First United  7,811 184
Flushing Financial  19,125 315
FNB  38,250 527
Fulton Financial  12,502 206
German American Bancorp  9,733 315
Glacier Bancorp  15,512 641
Hancock Whitney  12,400 603
Hilltop Holdings  6,936 244
Home BancShares  28,776 729
HomeStreet  8,965 92
Hope Bancorp  25,700 310
Independent Bank  6,690 440
Independent Bank Group  3,600 183
International Bancshares  8,002 435
Kearny Financial  29,937 269
Lakeland Financial  3,457 225
Live Oak Bancshares  6,400 291
Macatawa Bank  29,488 333
MVB Financial  12,300 277
National Bank Holdings, Class A  9,000 335
NBT Bancorp  6,411 269
New York Community Bancorp  90,533 926
Nicolet Bankshares  3,400 274
Northrim BanCorp  5,109 292
Northwest Bancshares  24,083 301
OceanFirst Financial  16,200 281
OFG Bancorp  12,892 483
Old National Bancorp  29,748 502
Pacific Premier Bancorp  15,900 463
Park National  2,440 324
Peapack-Gladstone Financial  6,557 196
Peoples Bancorp  9,913 335
Pinnacle Financial Partners  8,960 781
Popular  13,647 1,120
Preferred Bank  3,072 224
Prosperity Bancshares  12,760 864
Provident Bancorp  (1) 17,600 177
Provident Financial Services  16,823 303
Renasant  10,652 359

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
S&T Bancorp  9,220 308
Sandy Spring Bancorp  11,930 325
Seacoast Banking  11,639 331
ServisFirst Bancshares  8,300 553
Simmons First National, Class A  17,010 337
Southside Bancshares  8,690 272
SouthState  8,826 745
Stock Yards Bancorp  7,181 370
Synovus Financial  23,084 869
Texas Capital Bancshares  (1) 9,000 582
Tompkins Financial  4,323 260
Towne Bank  15,200 452
TriCo Bancshares  7,900 339
Triumph Financial  (1) 1,465 117
TrustCo Bank  7,232 225
Trustmark  13,000 362
UMB Financial  7,312 611
United Bankshares  22,100 830
United Community Banks  16,196 474
Univest Financial  19,422 428
Valley National Bancorp  45,300 492
Veritex Holdings  9,000 209
WaFd  5,368 177
Washington Trust Bancorp  10,800 350
Webster Financial  27,938 1,418
WesBanco  14,042 440
West BanCorp  17,300 367
Westamerica BanCorp  5,346 302
Western Alliance Bancorp  19,665 1,294
Western New England Bancorp  27,519 248
Wintrust Financial  6,938 644
WSFS Financial  8,550 393
53,209
Capital Markets 4.0%
Affiliated Managers Group  5,300 803
Ares Management, Class A  25,824 3,071
Artisan Partners Asset Management, Class A  9,800 433
BGC Group, Class A  49,400 357
Blue Owl Capital  (2) 58,152 867
Carlyle Group  (2) 30,314 1,234
Cohen & Steers  3,200 242
Coinbase Global, Class A  (1) 24,931 4,336
Donnelley Financial Solutions  (1) 5,875 366
Evercore, Class A  5,400 924
Federated Hermes  14,500 491

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hamilton Lane, Class A  5,200 590
Houlihan Lokey  7,715 925
Interactive Brokers Group, Class A  13,466 1,116
Janus Henderson Group  20,323 613
Jefferies Financial Group  27,047 1,093
KKR  94,502 7,830
Lazard, Class A  20,500 713
LPL Financial Holdings  11,901 2,709
Moelis, Class A  6,390 359
Morningstar  4,590 1,314
Open Lending  (1) 37,046 315
Piper Sandler  2,550 446
PJT Partners, Class A  (2) 4,800 489
Robinhood Markets, Class A  (1) 72,354 922
SEI Investments  13,256 842
StepStone Group, Class A  10,977 349
Stifel Financial  15,229 1,053
StoneX Group  (1) 6,721 496
TPG  3,340 144
Tradeweb Markets, Class A  19,294 1,753
U.S. Global Investors, Class A  26,700 75
Virtu Financial, Class A  14,596 296
Virtus Investment Partners  2,122 513
38,079
Consumer Finance 0.8%
Ally Financial  35,725 1,248
Bread Financial Holdings  6,900 227
Credit Acceptance  (1) 900 479
Encore Capital Group  (1) 5,000 254
Enova International  (1) 3,339 185
EZCORP, Class A  (1)(2) 24,495 214
FirstCash Holdings  4,338 470
Green Dot, Class A  (1) 13,100 130
Navient  20,000 372
Nelnet, Class A  510 45
NerdWallet, Class A  (1) 16,579 244
OneMain Holdings  22,198 1,092
PRA Group  (1) 6,206 163
PROG Holdings  (1) 8,935 276
SLM  40,500 774
SoFi Technologies  (1)(2) 130,728 1,301
Upstart Holdings  (1)(2) 10,000 409
7,883
Financial Services 3.1%
Affirm Holdings  (1)(2) 34,014 1,671

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Apollo Global Management  63,367 5,905
AvidXchange Holdings  (1) 21,900 271
Block  (1) 78,099 6,041
Cannae Holdings  (1) 9,900 193
Corebridge Financial  18,501 401
Equitable Holdings  55,768 1,857
Essent Group  11,993 633
Euronet Worldwide  (1) 6,189 628
EVERTEC  15,928 652
Federal Agricultural Mortgage, Class C  2,028 388
Flywire  (1) 12,229 283
Jackson Financial, Class A  13,084 670
Marqeta, Class A  (1) 69,400 484
MGIC Investment  44,400 857
Mr Cooper Group  (1) 8,885 579
NCR Atleos  (1) 13,357 324
NMI Holdings, Class A  (1) 16,800 499
Ocwen Financial  (1) 4,762 147
Payoneer Global  (1) 94,716 493
PennyMac Financial Services  5,265 465
Radian Group  16,658 476
Remitly Global  (1) 17,960 349
Rocket, Class A  (1) 15,600 226
Shift4 Payments, Class A  (1)(2) 8,730 649
Toast, Class A  (1) 60,258 1,100
UWM Holdings  (2) 36,700 262
Voya Financial  17,448 1,273
Walker & Dunlop  5,000 555
Western Union  42,613 508
WEX  (1) 5,889 1,146
29,985
Insurance 2.8%
Ambac Financial Group  (1) 14,700 242
American Equity Investment Life Holding  (1) 5,200 290
American Financial Group  8,910 1,059
Assured Guaranty  10,800 808
Axis Capital Holdings  15,073 835
Brighthouse Financial  (1) 9,300 492
Caret Holdings, Class A  (1) 7,105 74
CNA Financial  4,918 208
CNO Financial Group  18,700 522
eHealth  (1) 9,700 85
Enstar Group  (1) 2,500 736
Erie Indemnity, Class A  3,407 1,141
Fidelity National Financial  36,131 1,843

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First American Financial  14,430 930
Genworth Financial, Class A  (1) 88,600 592
Hanover Insurance Group  7,123 865
Hippo Holdings  (1)(2) 9,400 86
Horace Mann Educators  7,210 236
James River Group Holdings  19,500 180
Kemper  12,766 621
Kinsale Capital Group  2,563 858
Lemonade  (1)(2) 10,100 163
Lincoln National  16,385 442
Markel Group  (1) 1,805 2,563
MBIA  13,200 81
Mercury General  5,600 209
National Western Life Group, Class A  608 294
Old Republic International  31,893 938
Oscar Health, Class A  (1) 19,300 177
Palomar Holdings  (1) 6,096 338
Primerica  5,313 1,093
ProAssurance  13,640 188
Reinsurance Group of America  9,720 1,572
RenaissanceRe Holdings  8,270 1,621
RLI  3,869 515
Ryan Specialty Holdings  (1) 12,264 528
Safety Insurance Group  3,486 265
Selective Insurance Group  8,670 862
Stewart Information Services  4,480 263
United Fire Group  8,838 178
Unum Group  23,800 1,076
White Mountains Insurance Group  411 619
26,688
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT  (1)(2) 16,332 157
AGNC Investment, REIT  (2) 77,896 764
Annaly Capital Management, REIT  68,230 1,322
Apollo Commercial Real Estate Finance, REIT  8,500 100
Arbor Realty Trust, REIT  15,343 233
Ares Commercial Real Estate, REIT  (2) 23,100 239
ARMOUR Residential REIT, REIT  4,100 79
Blackstone Mortgage Trust, Class A, REIT  16,827 358
BrightSpire Capital, REIT  31,500 234
Cherry Hill Mortgage Investment, REIT  (2) 44,762 181
Chimera Investment, REIT  36,100 180
Claros Mortgage Trust  22,453 306
Ellington Financial, REIT  (2) 14,006 178
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (2) 16,476 454

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco Mortgage Capital, REIT  (2) 9,260 82
Ladder Capital, REIT  27,500 317
MFA Financial, REIT  28,122 317
PennyMac Mortgage Investment Trust, REIT  21,600 323
Ready Capital, REIT  13,636 140
Redwood Trust, REIT  33,367 247
Rithm Capital, REIT  53,472 571
Starwood Property Trust, REIT  (2) 43,800 921
TPG RE Finance Trust, REIT  26,100 170
Two Harbors Investment, REIT  13,200 184
8,057
Total Financials 163,901
HEALTH CARE 11.9%
Biotechnology 5.4%
4D Molecular Therapeutics  (1) 5,689 115
89bio  (1)(2) 8,700 97
Aadi Bioscience  (1) 6,779 14
ACADIA Pharmaceuticals  (1) 28,300 886
Adamas Pharmaceuticals, CVR  (1)(3) 26,000 4
Adamas Pharmaceuticals, CVR  (1)(3) 26,000 —
Agenus  (1) 68,600 57
Agios Pharmaceuticals  (1) 10,100 225
Akero Therapeutics  (1) 13,875 324
Aldeyra Therapeutics  (1) 7,591 27
Alector  (1) 13,300 106
Alkermes  (1) 24,959 692
Allakos  (1)(2) 27,537 75
Alnylam Pharmaceuticals  (1) 18,814 3,601
Alpine Immune Sciences  (1) 8,298 158
Amicus Therapeutics  (1) 39,500 560
Anavex Life Sciences  (1)(2) 13,100 122
Annovis Bio  (1)(2) 4,800 90
Apellis Pharmaceuticals  (1) 16,310 976
Apogee Therapeutics  (1) 5,224 146
Arcellx  (1) 4,643 258
Arcturus Therapeutics Holdings  (1) 4,800 151
Arcus Biosciences  (1) 9,900 189
Ardelyx  (1) 29,400 182
Arrowhead Pharmaceuticals  (1) 16,000 490
Atara Biotherapeutics  (1)(2) 34,100 17
Avid Bioservices  (1) 12,400 81
Avidity Biosciences  (1) 24,221 219
Beam Therapeutics  (1)(2) 8,846 241
BioCryst Pharmaceuticals  (1) 30,175 181
Biohaven  (1) 12,164 521

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BioMarin Pharmaceutical  (1) 28,398 2,738
Biomea Fusion  (1)(2) 5,500 80
Blueprint Medicines  (1) 10,500 969
Bridgebio Pharma  (1)(2) 17,205 695
C4 Therapeutics  (1) 12,400 70
Cabaletta Bio  (1) 7,400 168
CareDx  (1) 14,500 174
Cargo Therapeutics  (1) 3,907 90
Catalyst Pharmaceuticals  (1) 14,000 235
Celldex Therapeutics  (1) 7,300 290
CEL-SCI  (1)(2) 26,800 73
Cerevel Therapeutics Holdings  (1)(2) 12,824 544
Cogent Biosciences  (1) 11,400 67
Crinetics Pharmaceuticals  (1) 12,342 439
CRISPR Therapeutics  (1)(2) 10,118 633
Cullinan Oncology  (1) 15,400 157
Curis  (1)(2) 3,675 47
Cymabay Therapeutics  (1) 19,970 472
Cytokinetics  (1)(2) 13,507 1,128
Day One Biopharmaceuticals  (1) 12,436 182
Denali Therapeutics  (1) 15,000 322
Disc Medicine  (1) 3,324 192
Dynavax Technologies  (1) 17,700 247
Editas Medicine  (1) 8,900 90
Emergent BioSolutions  (1) 7,800 19
Entrada Therapeutics  (1) 8,620 130
Exact Sciences  (1) 25,081 1,855
Exelixis  (1) 46,490 1,115
FibroGen  (1)(2) 52,400 46
G1 Therapeutics  (1)(2) 17,755 54
Generation Bio  (1) 20,600 34
Geron  (1)(2) 59,300 125
Gritstone bio  (1) 26,900 55
Halozyme Therapeutics  (1) 18,562 686
Ideaya Biosciences  (1) 13,522 481
IGM Biosciences  (1)(2) 9,200 76
ImmunoGen  (1) 29,300 869
Immunovant  (1)(2) 10,513 443
Inhibrx  (1)(2) 5,000 190
Insmed  (1) 25,421 788
Intellia Therapeutics  (1) 12,800 390
Ionis Pharmaceuticals  (1)(2) 24,749 1,252
Iovance Biotherapeutics  (1) 32,288 262
Ironwood Pharmaceuticals  (1) 17,120 196
KalVista Pharmaceuticals  (1)(2) 13,200 162
Karuna Therapeutics  (1) 6,221 1,969

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Karyopharm Therapeutics  (1)(2) 26,700 23
Keros Therapeutics  (1) 4,300 171
Krystal Biotech  (1) 4,366 542
Kymera Therapeutics  (1)(2) 10,400 265
Lexicon Pharmaceuticals  (1)(2) 40,600 62
Lineage Cell Therapeutics  (1) 59,100 64
Madrigal Pharmaceuticals  (1)(2) 2,677 619
MannKind  (1) 46,400 169
Mersana Therapeutics  (1) 18,800 44
Mirati Therapeutics  (1) 13,598 799
Monte Rosa Therapeutics  (1) 12,945 73
Morphic Holding  (1)(2) 7,431 215
Mural Oncology  (1) 9,695 57
Myriad Genetics  (1) 14,280 273
Natera  (1) 15,400 965
Neurocrine Biosciences  (1) 15,102 1,990
Nurix Therapeutics  (1) 11,800 122
Nuvalent, Class A  (1) 5,855 431
Olema Pharmaceuticals  (1) 9,400 132
PMV Pharmaceuticals  (1) 16,500 51
Precigen  (1)(2) 70,000 94
Protagonist Therapeutics  (1) 8,000 183
Prothena  (1) 9,118 331
PTC Therapeutics  (1) 11,200 309
RAPT Therapeutics  (1) 7,200 179
RayzeBio  (1) 6,116 380
Recursion Pharmaceuticals, Class A  (1)(2) 22,400 221
REGENXBIO  (1) 6,421 115
Relay Therapeutics  (1) 26,057 287
Replimune Group  (1) 17,200 145
REVOLUTION Medicines  (1) 22,487 645
Rhythm Pharmaceuticals  (1) 7,300 336
Rigel Pharmaceuticals  (1) 63,500 92
Rocket Pharmaceuticals  (1) 11,599 348
Roivant Sciences  (1) 61,003 685
Sage Therapeutics  (1) 9,969 216
Sana Biotechnology  (1)(2) 22,300 91
Sangamo Therapeutics  (1) 144,100 78
Sarepta Therapeutics  (1) 12,416 1,197
Scholar Rock Holding  (1)(2) 20,334 382
Shattuck Labs  (1) 19,300 138
SpringWorks Therapeutics  (1) 10,669 389
Syndax Pharmaceuticals  (1) 9,600 207
Syros Pharmaceuticals  (1) 22,550 176
Tenaya Therapeutics  (1) 46,502 151
TG Therapeutics  (1)(2) 20,100 343

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Travere Therapeutics  (1) 10,200 92
Twist Bioscience  (1) 6,813 251
Ultragenyx Pharmaceutical  (1) 14,007 670
United Therapeutics  (1) 6,500 1,429
Vaxcyte  (1) 13,894 873
Veracyte  (1) 8,500 234
Vericel  (1) 5,805 207
Verve Therapeutics  (1) 6,600 92
Viking Therapeutics  (1) 14,900 277
Vir Biotechnology  (1) 12,400 125
Viridian Therapeutics  (1)(2) 7,900 172
Voyager Therapeutics  (1) 8,900 75
Xencor  (1) 11,538 245
XOMA  (1) 6,534 121
Zentalis Pharmaceuticals  (1) 11,476 174
51,926
Health Care Equipment & Supplies 1.9%
Artivion (1) 11,550 207
Asensus Surgical  (1) 185,500 59
AtriCure  (1) 9,700 346
Avanos Medical  (1) 9,042 203
Axonics  (1) 6,400 398
Butterfly Network  (1)(2) 83,400 90
Cerus  (1) 58,800 127
ClearPoint Neuro  (1)(2) 17,700 120
CONMED  4,950 542
Embecta  9,800 186
Enovis  (1) 6,714 376
Envista Holdings  (1) 23,543 566
Glaukos  (1) 7,500 596
Globus Medical, Class A  (1) 17,300 922
Haemonetics  (1) 6,800 581
ICU Medical  (1) 2,000 200
Inari Medical  (1) 7,972 518
Inogen  (1) 17,500 96
Inspire Medical Systems  (1) 4,500 915
Integer Holdings  (1) 3,850 381
Integra LifeSciences Holdings  (1) 9,900 431
iRhythm Technologies  (1) 4,836 518
Lantheus Holdings  (1) 11,744 728
LivaNova  (1) 6,500 336
Masimo  (1) 6,300 738
Merit Medical Systems  (1) 9,700 737
Neogen  (1) 32,132 646
Nevro  (1) 7,746 167

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novocure  (1) 16,528 247
Omnicell  (1) 6,612 249
OraSure Technologies  (1) 20,282 166
Orchestra BioMed Holdings  (1) 7,551 69
Orthofix Medical  (1) 11,780 159
Outset Medical  (1)(2) 16,000 87
Penumbra  (1) 6,285 1,581
PROCEPT BioRobotics  (1) 13,507 566
Pulmonx  (1) 11,500 147
QuidelOrtho  (1) 6,900 509
Senseonics Holdings  (1)(2) 131,700 75
Shockwave Medical  (1) 4,137 788
Silk Road Medical  (1) 10,000 123
STAAR Surgical  (1) 7,700 240
Tactile Systems Technology  (1) 7,950 114
Tandem Diabetes Care  (1) 11,300 334
TransMedics Group  (1)(2) 4,600 363
Zimvie  (1) 7,400 131
17,678
Health Care Providers & Services 1.7%
Acadia Healthcare  (1) 12,048 937
AdaptHealth  (1) 11,800 86
Addus HomeCare  (1) 2,305 214
agilon health  (1)(2) 53,072 666
Alignment Healthcare  (1) 20,500 177
Amedisys  (1) 4,595 437
AMN Healthcare Services  (1) 6,505 487
Apollo Medical Holdings  (1) 7,600 291
Aveanna Healthcare Holdings  (1)(2) 61,400 165
Brookdale Senior Living  (1) 24,407 142
Cano Health  (1) 3,847 23
CareMax  (1) 31,000 15
Castle Biosciences  (1) 4,600 99
Chemed  1,885 1,102
Community Health Systems  (1) 24,200 76
CorVel  (1) 2,150 531
Cross Country Healthcare  (1) 6,800 154
DocGo  (1)(2) 16,700 93
Encompass Health  13,400 894
Enhabit  (1) 11,500 119
Ensign Group  9,444 1,060
Guardant Health  (1) 16,600 449
HealthEquity  (1) 12,700 842
Hims & Hers Health  (1) 18,977 169
LifeStance Health Group  (1)(2) 11,800 92

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ModivCare  (1) 5,300 233
National HealthCare  4,004 370
National Research  4,572 181
NeoGenomics  (1) 18,155 294
OPKO Health  (1) 101,686 154
Option Care Health  (1) 22,835 769
Owens & Minor  (1) 12,100 233
Patterson  11,719 333
Pediatrix Medical Group  (1) 17,700 165
Pennant Group  (1) 12,250 171
Premier, Class A  13,480 301
Privia Health Group  (1) 12,700 292
Progyny  (1) 11,600 431
R1 RCM  (1) 22,100 234
RadNet  (1) 7,129 248
Select Medical Holdings  24,628 579
Surgery Partners  (1)(2) 10,700 342
Tenet Healthcare  (1) 17,408 1,316
15,966
Health Care Technology 0.7%
CareCloud (1)(2) 23,700 36
Certara  (1) 13,900 245
Doximity, Class A  (1) 15,002 421
Evolent Health, Class A  (1)(2) 14,300 472
Health Catalyst  (1) 16,500 153
HealthStream  9,300 251
Multiplan  (1)(2) 62,700 90
Phreesia  (1) 10,300 239
Schrodinger  (1) 8,800 315
Sharecare  (1)(2) 87,200 94
Teladoc Health  (1) 20,962 452
Veeva Systems, Class A  (1) 21,506 4,140
Veradigm  (1) 14,300 150
7,058
Life Sciences Tools & Services 1.0%
10X Genomics, Class A  (1) 17,017 952
Avantor  (1) 106,376 2,429
Azenta  (1) 9,800 638
BioLife Solutions  (1) 5,100 83
Bruker  11,755 864
Fortrea Holdings  (1) 10,900 380
Medpace Holdings  (1) 3,500 1,073
Mesa Laboratories  1,400 147
NanoString Technologies  (1)(2) 34,434 26
Omniab, Earn Out Shares $12.50  (1) 525 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $15.00  (1) 525 —
Pacific Biosciences of California  (1)(2) 39,460 387
Personalis  (1) 37,100 78
Quanterix  (1) 7,200 197
Quantum-Si  (1)(2) 30,000 60
Repligen  (1) 8,703 1,565
Sotera Health  (1)(2) 12,200 206
9,085
Pharmaceuticals 1.2%
Aclaris Therapeutics  (1) 42,500 45
Amphastar Pharmaceuticals  (1) 5,290 327
Amylyx Pharmaceuticals  (1) 5,900 87
Arvinas  (1) 15,660 645
Atea Pharmaceuticals  (1) 37,000 113
Axsome Therapeutics  (1)(2) 5,400 430
Cassava Sciences  (1)(2) 6,600 149
Cassava Sciences, Warrants, 11/15/24  (1) 2,640 —
Collegium Pharmaceutical  (1) 11,000 339
Corcept Therapeutics  (1) 14,800 481
Elanco Animal Health  (1) 78,416 1,168
Evolus  (1) 15,500 163
EyePoint Pharmaceuticals  (1)(2) 10,729 248
Harmony Biosciences Holdings  (1) 5,000 161
Harrow  (1) 7,600 85
Innoviva  (1) 17,400 279
Intra-Cellular Therapies  (1) 13,192 945
Jazz Pharmaceuticals  (1) 7,500 922
Ligand Pharmaceuticals  (1) 2,686 192
Nuvation Bio  (1) 78,500 118
Organon  34,811 502
Pacira BioSciences  (1) 7,100 240
Perrigo  18,403 592
Phibro Animal Health, Class A  9,514 110
Pliant Therapeutics  (1) 22,518 408
Prestige Consumer Healthcare  (1) 8,571 525
Revance Therapeutics  (1)(2) 15,300 134
Royalty Pharma, Class A  50,812 1,427
Scilex Holding  (1)(2) 10,602 20
Supernus Pharmaceuticals  (1) 7,900 229
Terns Pharmaceuticals  (1)(2) 8,300 54
Ventyx Biosciences  (1) 18,402 45
WaVe Life Sciences  (1) 18,400 93
Xeris Biopharma Holdings, CVR  (1)(3) 36,100 11
11,287
Total Health Care 113,000

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 16.7%
Aerospace & Defense 1.1%
AAR (1) 2,355 147
AeroVironment  (1) 3,900 492
Archer Aviation, Class A  (1)(2) 25,500 157
BWX Technologies  13,037 1,000
Cadre Holdings  3,138 103
Curtiss-Wright  6,372 1,420
HEICO  4,695 840
HEICO, Class A  9,825 1,399
Hexcel  10,100 745
Kaman  9,933 238
Mercury Systems  (1) 7,900 289
Moog, Class A  5,630 815
National Presto Industries  3,631 291
Park Aerospace  17,700 260
Rocket Lab USA  (1) 35,000 194
Spirit AeroSystems Holdings, Class A  (1)(2) 25,740 818
Triumph Group  (1) 21,900 363
V2X  (1) 2,879 134
Woodward  8,789 1,196
10,901
Air Freight & Logistics 0.2%
Air Transport Services Group  (1) 12,200 215
Forward Air  3,500 220
GXO Logistics  (1) 16,666 1,019
Hub Group, Class A  (1) 5,300 487
1,941
Building Products 2.0%
AAON  9,135 675
Advanced Drainage Systems  8,791 1,236
Alpha Pro Tech  (1) 16,000 85
Apogee Enterprises  3,752 200
Armstrong World Industries  9,006 886
AZEK  (1) 17,033 652
AZZ  4,929 286
Carlisle  6,492 2,028
CSW Industrials  2,400 498
Fortune Brands Innovations  16,665 1,269
Gibraltar Industries  (1) 6,800 537
Griffon  9,100 555
Hayward Holdings  (1) 15,800 215
JELD-WEN Holding  (1) 14,000 264
Lennox International  4,403 1,970

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Masonite International  (1) 3,900 330
Masterbrand  (1) 17,900 266
Owens Corning  12,200 1,808
PGT Innovations  (1) 14,619 595
Resideo Technologies  (1) 22,644 426
Simpson Manufacturing  5,600 1,109
Trex  (1) 15,800 1,308
UFP Industries  8,770 1,101
Zurn Elkay Water Solutions  19,800 582
18,881
Commercial Services & Supplies 1.3%
ABM Industries  11,150 500
ACCO Brands  30,789 187
ACV Auctions, Class A  (1) 19,300 292
Brady, Class A  9,500 558
Brink's  7,749 682
Casella Waste Systems, Class A  (1) 9,203 787
Cimpress  (1) 3,800 304
Clean Harbors  (1) 7,200 1,256
CoreCivic  (1) 24,596 357
Ennis  12,053 264
Enviri  (1) 19,160 172
GEO Group  (1)(2) 29,295 317
HNI  9,310 389
Interface  14,400 182
MillerKnoll  9,500 253
Montrose Environmental Group  (1) 5,100 164
MSA Safety  5,500 929
OPENLANE  (1) 20,400 302
Pitney Bowes  63,200 278
Quad/Graphics  (1) 25,000 136
RB Global  23,641 1,581
Stericycle  (1) 14,300 709
Tetra Tech  7,150 1,194
UniFirst  1,501 275
Vestis  16,450 348
Viad  (1) 7,325 265
12,681
Construction & Engineering 1.4%
AECOM  18,059 1,669
Ameresco, Class A  (1)(2) 6,400 203
API Group  (1) 36,320 1,257
Arcosa  6,887 569
Comfort Systems USA  5,798 1,192
Construction Partners, Class A  (1) 7,161 312

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dycom Industries  (1) 4,123 474
EMCOR Group  7,091 1,528
Fluor  (1) 20,198 791
Granite Construction  7,114 362
MasTec  (1) 8,950 678
Matrix Service  (1) 17,911 175
MDU Resources Group  26,791 530
MYR Group  (1) 2,200 318
Primoris Services  9,001 299
Sterling Infrastructure  (1) 3,863 340
Valmont Industries  3,400 794
WillScot Mobile Mini Holdings  (1) 33,237 1,479
12,970
Electrical Equipment 1.4%
Acuity Brands  5,000 1,024
American Superconductor  (1) 16,911 188
Array Technologies  (1) 21,100 354
Atkore  (1) 6,300 1,008
Blink Charging  (1)(2) 26,100 88
Bloom Energy, Class A  (1)(2) 28,400 420
Encore Wire  3,000 641
Energy Vault Holdings  (1)(2) 23,500 55
EnerSys  4,800 485
Enovix  (1)(2) 19,000 238
Fluence Energy  (1)(2) 5,900 141
FTC Solar  (1)(2) 68,100 47
FuelCell Energy  (1) 122,800 196
GrafTech International  50,500 111
LSI Industries  14,693 207
NEXTracker, Class A  (1) 5,900 276
nVent Electric  26,200 1,548
Plug Power  (1)(2) 76,500 344
Regal Rexnord  8,547 1,265
Sensata Technologies Holding  21,500 808
SES AI  (1)(2) 37,900 69
Shoals Technologies Group, Class A  (1)(2) 24,846 386
Stem  (1)(2) 36,500 142
SunPower  (1)(2) 20,700 100
Sunrun  (1) 30,205 593
Sunworks  (1)(2) 160,200 38
Thermon Group Holdings  (1) 4,900 160
Vertiv Holdings, Class A  48,050 2,308
Vicor  (1) 4,000 180
13,420

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 1.1%
ArcBest  3,500 421
Avis Budget Group  2,951 523
Covenant Logistics Group  4,012 185
Heartland Express  17,323 247
Hertz Global Holdings  (1)(2) 21,884 227
Knight-Swift Transportation Holdings  23,292 1,343
Landstar System  5,200 1,007
Lyft, Class A  (1) 44,400 666
Marten Transport  8,800 185
RXO  (1) 15,500 360
Ryder System  5,075 584
Saia  (1) 4,400 1,928
U-Haul Holding  (2) 12,600 887
U-Haul Holding  (1)(2) 1,200 86
Werner Enterprises  7,353 311
XPO  (1) 15,500 1,358
10,318
Machinery 3.4%
3D Systems  (1)(2) 31,850 202
AGCO  8,650 1,050
Alamo Group  2,700 568
Albany International, Class A  5,803 570
Allison Transmission Holdings  12,530 729
Astec Industries  4,900 182
Barnes Group  7,600 248
Chart Industries  (1)(2) 5,751 784
CNH Industrial  125,309 1,526
Commercial Vehicle Group  (1) 22,400 157
Crane  6,841 808
Desktop Metal, Class A  (1)(2) 114,800 86
Donaldson  17,842 1,166
Douglas Dynamics  8,300 246
Enerpac Tool Group  13,629 424
Enpro  2,753 432
Esab  11,785 1,021
ESCO Technologies  3,070 359
Federal Signal  10,700 821
Flowserve  15,281 630
Franklin Electric  4,500 435
Gates Industrial  (1) 4,391 59
Graco  22,454 1,948
Greenbrier  6,800 300
Helios Technologies  6,000 272
Hillenbrand  9,461 453

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hillman Solutions  (1) 12,851 118
Hurco  12,500 269
Hyster-Yale Materials Handling  3,300 205
ITT  10,395 1,240
John Bean Technologies  5,472 544
Kadant  2,038 571
Kennametal  7,000 181
Lincoln Electric Holdings  7,724 1,680
Microvast Holdings  (1)(2) 53,600 75
Middleby  (1) 8,778 1,292
Mueller Industries  14,800 698
Mueller Water Products, Class A  37,943 546
NN  (1) 53,200 213
Oshkosh  7,600 824
Park-Ohio Holdings  6,209 167
Proto Labs  (1) 7,900 308
RBC Bearings  (1) 4,875 1,389
Shyft Group  8,300 102
SPX Technologies  (1) 8,705 879
Standex International  857 136
Symbotic  (1)(2) 2,300 118
Tennant  3,100 287
Terex  10,200 586
Timken  11,750 942
Titan International  (1) 14,250 212
Toro  17,127 1,644
Trinity Industries  9,658 257
Wabash National  11,400 292
Watts Water Technologies, Class A  3,450 719
31,970
Marine Transportation 0.1%
Kirby (1) 7,865 617
Matson  6,250 685
1,302
Passenger Airlines 0.2%
Alaska Air Group  (1) 13,863 542
Allegiant Travel  2,500 206
Frontier Group Holdings  (1)(2) 14,400 79
JetBlue Airways  (1) 37,100 206
Joby Aviation  (1)(2) 51,000 339
SkyWest  (1) 6,130 320
Spirit Airlines  16,900 277
Sun Country Airlines Holdings  (1) 8,200 129
2,098

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 2.5%
Alight, Class A  (1) 47,800 408
ASGN  (1) 7,150 688
Asure Software  (1) 11,441 109
Booz Allen Hamilton Holding  19,532 2,498
CACI International, Class A  (1) 3,400 1,101
CBIZ  (1) 9,577 599
Clarivate  (1)(2) 54,240 502
Concentrix  6,200 609
Conduent  (1) 36,040 132
CRA International  2,173 215
CSG Systems International  3,020 161
Dun & Bradstreet Holdings  32,362 379
ExlService Holdings  (1) 27,000 833
Exponent  8,100 713
FTI Consulting  (1) 5,869 1,169
Genpact  18,800 653
Huron Consulting Group  (1) 3,160 325
ICF International  2,305 309
Innodata  (1)(2) 8,400 68
Insperity  4,900 574
KBR  17,976 996
Kforce  3,228 218
Korn Ferry  7,441 442
Legalzoom.com  (1) 14,700 166
ManpowerGroup  7,142 568
Mastech Digital  (1) 14,882 125
Maximus  7,138 599
Parsons  (1) 3,147 197
Paycor HCM  (1) 6,700 145
Paylocity Holding  (1) 7,251 1,195
Science Applications International  7,755 964
SS&C Technologies Holdings  35,609 2,176
TaskUS, Class A  (1) 5,600 73
TransUnion  30,366 2,086
TriNet Group  (1) 4,200 500
TrueBlue  (1) 10,600 163
TTEC Holdings  4,990 108
Upwork  (1) 24,625 366
Verra Mobility  (1) 34,582 796
Willdan Group  (1) 8,700 187
24,115
Trading Companies & Distributors 2.0%
Air Lease  14,425 605
Applied Industrial Technologies  5,644 975

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Beacon Roofing Supply  (1) 6,100 531
BlueLinx Holdings  (1) 2,100 238
Boise Cascade  6,000 776
Core & Main, Class A  (1) 17,743 717
Distribution Solutions Group  (1) 6,408 202
Ferguson  28,763 5,553
FTAI Aviation  12,221 567
GATX  5,450 655
GMS  (1) 7,685 634
H&E Equipment Services  4,526 237
Herc Holdings  3,855 574
McGrath RentCorp  4,300 514
MRC Global  (1) 20,600 227
MSC Industrial Direct, Class A  4,948 501
NOW  (1) 27,700 314
Rush Enterprises, Class A  7,516 378
SiteOne Landscape Supply  (1) 7,626 1,239
Titan Machinery  (1) 6,900 199
Watsco  (2) 4,551 1,950
WESCO International  6,258 1,088
Willis Lease Finance  (1) 3,600 176
Xometry, Class A  (1) 8,300 298
19,148
Total Industrials & Business Services 159,745
INFORMATION TECHNOLOGY 19.0%
Communications Equipment 0.5%
Calix (1) 9,200 402
Ciena  (1) 17,366 782
Clearfield  (1)(2) 3,765 109
CommScope Holding  (1) 39,600 112
Comtech Telecommunications  9,943 84
Digi International  (1) 7,597 198
Extreme Networks  (1) 15,246 269
Harmonic  (1)(2) 16,900 220
Infinera  (1)(2) 37,300 177
KVH Industries  (1) 31,363 165
Lumentum Holdings  (1) 11,260 590
NETGEAR  (1) 12,350 180
NetScout Systems  (1) 10,900 239
Ribbon Communications  (1) 55,900 162
Ubiquiti  752 105
Viasat  (1)(2) 13,200 369
Viavi Solutions  (1) 35,800 361
4,524

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries  5,750 626
Aeva Technologies  (1) 123,100 93
Arlo Technologies  (1) 21,152 201
Arrow Electronics  (1) 6,456 789
Avnet  11,150 562
Badger Meter  4,400 679
Belden  8,226 635
Benchmark Electronics  6,799 188
Cognex  25,700 1,073
Coherent  (1) 16,747 729
Crane NXT  6,841 389
CTS  7,158 313
ePlus  (1) 3,279 262
Fabrinet  (1) 5,700 1,085
FARO Technologies  (1) 5,900 133
Insight Enterprises  (1) 3,663 649
IPG Photonics  (1) 4,400 478
Itron  (1) 6,200 468
Kimball Electronics  (1) 10,770 290
Knowles  (1) 20,700 371
Lightwave Logic  (1)(2) 21,200 106
Littelfuse  4,139 1,107
Luna Innovations  (1) 17,915 119
Methode Electronics  7,250 165
MicroVision  (1)(2) 42,600 113
Mirion Technologies  (1) 22,000 225
Novanta  (1) 5,451 918
OSI Systems  (1) 1,938 250
PC Connection  4,800 323
Plexus  (1) 4,260 461
Rogers  (1) 2,650 350
Sanmina  (1) 9,900 509
ScanSource  (1) 8,500 337
TD SYNNEX  5,707 614
Vishay Intertechnology  10,620 254
Vishay Precision Group  (1) 7,422 253
Vontier  25,200 871
Vuzix  (1)(2) 43,000 90
17,078
IT Services 2.8%
BigCommerce Holdings, Series 1  (1) 11,685 114
Cloudflare, Class A  (1) 42,015 3,498
DigitalOcean Holdings  (1)(2) 6,954 255
DXC Technology  (1) 28,261 646

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fastly, Class A  (1) 15,400 274
GoDaddy, Class A  (1) 23,313 2,475
Grid Dynamics Holdings  (1) 9,400 125
Hackett Group  8,273 188
Kratos Defense & Security Solutions  (1) 29,400 597
Kyndryl Holdings  (1) 30,300 630
MongoDB  (1) 10,493 4,290
Okta  (1) 21,574 1,953
Perficient  (1) 5,700 375
Rackspace Technology  (1)(2) 24,400 49
Snowflake, Class A  (1) 47,160 9,385
Squarespace, Class A  (1) 5,700 188
Twilio, Class A  (1) 24,000 1,821
Unisys  (1) 28,200 159
27,022
Semiconductors & Semiconductor Equipment 2.9%
ACM Research, Class A  (1)(2) 9,300 182
Aehr Test Systems  (1)(2) 3,400 90
Allegro MicroSystems  (1) 7,929 240
Alpha & Omega Semiconductor  (1) 5,600 146
Ambarella  (1) 3,700 227
Amkor Technology  15,120 503
Atomera  (1)(2) 10,100 71
Axcelis Technologies  (1) 3,537 459
Cirrus Logic  (1) 8,740 727
Cohu  (1) 10,300 364
Credo Technology Group Holding  (1) 14,400 280
Diodes  (1) 7,298 588
Entegris  23,409 2,805
FormFactor  (1) 13,200 550
Impinj  (1)(2) 3,600 324
Kopin  (1) 69,500 141
Kulicke & Soffa Industries  9,600 525
Lattice Semiconductor  (1) 20,694 1,428
MACOM Technology Solutions Holdings  (1) 8,900 827
Marvell Technology  122,379 7,381
MaxLinear  (1) 11,870 282
MKS Instruments  11,887 1,223
NVE  3,600 282
Onto Innovation  (1) 7,900 1,208
Photronics  (1) 7,450 234
Pixelworks  (1) 62,300 82
Power Integrations  8,122 667
Rambus  (1) 17,255 1,178
Semtech  (1) 16,500 361

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Silicon Laboratories  (1) 4,500 595
SiTime  (1) 2,303 281
SolarEdge Technologies  (1) 7,954 744
Synaptics  (1) 4,875 556
Universal Display  6,169 1,180
Veeco Instruments  (1) 2,091 65
Wolfspeed  (1)(2) 13,391 583
27,379
Software 10.2%
8x8 (1) 43,100 163
A10 Networks  24,572 324
ACI Worldwide  (1) 13,554 415
Adeia  22,764 282
Agilysys  (1) 4,295 364
Alarm.com Holdings  (1) 9,850 637
Altair Engineering, Class A  (1) 8,111 683
Alteryx, Class A  (1) 8,200 387
Appfolio, Class A  (1) 3,879 672
Appian, Class A  (1) 7,600 286
AppLovin, Class A  (1) 18,712 746
Asana, Class A  (1)(2) 9,198 175
Aspen Technology  (1) 4,210 927
Atlassian, Class A  (1) 23,047 5,482
Aurora Innovation  (1)(2) 113,997 498
Bentley Systems, Class B  30,040 1,567
BILL Holdings  (1) 16,183 1,320
Blackbaud  (1) 7,300 633
BlackLine  (1) 6,082 380
Box, Class A  (1) 18,700 479
Braze, Class A  (1) 10,626 565
C3.ai, Class A  (1)(2) 12,300 353
CCC Intelligent Solutions Holdings  (1) 25,294 288
Cerence  (1) 9,888 194
Cleanspark  (1)(2) 27,100 299
Clearwater Analytics Holdings, Class A  (1) 9,118 183
CommVault Systems  (1) 5,300 423
Confluent, Class A  (1) 36,798 861
Consensus Cloud Solutions  (1) 4,167 109
Crowdstrike Holdings, Class A  (1) 32,248 8,234
Datadog, Class A  (1) 45,648 5,541
Digimarc  (1)(2) 4,000 144
DocuSign  (1) 34,022 2,023
Dolby Laboratories, Class A  9,140 788
Domo, Class B  (1) 7,700 79
DoubleVerify Holdings  (1) 16,004 589

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dropbox, Class A  (1) 34,348 1,013
Dynatrace  (1) 37,885 2,072
Elastic  (1) 11,000 1,240
Envestnet  (1) 6,400 317
Five9  (1) 9,410 740
Freshworks, Class A  (1) 22,858 537
Gitlab, Class A  (1) 11,700 737
Guidewire Software  (1) 11,942 1,302
HashiCorp, Class A  (1) 20,253 479
HubSpot  (1) 7,600 4,412
Informatica, Class A  (1) 13,437 381
Intapp  (1) 4,800 182
Intellicheck  (1) 19,500 37
InterDigital  (2) 4,860 527
Jamf Holding  (1) 10,900 197
LivePerson  (1) 20,453 78
LiveRamp Holdings  (1) 2,190 83
Manhattan Associates  (1) 8,440 1,817
Marathon Digital Holdings  (1) 20,876 490
Matterport  (1) 54,900 148
MicroStrategy, Class A  (1)(2) 1,656 1,046
Mitek Systems  (1) 18,497 241
Model N  (1) 7,100 191
N-able  (1) 18,150 240
nCino  (1) 6,900 232
NCR Voyix  (1) 15,367 260
Nutanix, Class A  (1) 40,364 1,925
Olo, Class A  (1) 18,700 107
ON24  27,500 217
OneSpan  (1) 11,000 118
PagerDuty  (1) 21,124 489
Palantir Technologies, Class A  (1) 267,735 4,597
Pegasystems  5,500 269
PowerSchool Holdings, Class A  (1)(2) 6,600 155
Procore Technologies  (1) 14,730 1,020
Progress Software  6,200 337
PROS Holdings  (1) 9,200 357
Q2 Holdings  (1) 10,900 473
Qualys  (1) 4,500 883
Rapid7  (1) 8,404 480
RingCentral, Class A  (1) 10,600 360
Riot Platforms  (1) 30,300 469
Samsara, Class A  (1) 33,079 1,104
SentinelOne, Class A  (1) 31,608 867
Smartsheet, Class A  (1) 19,436 929
SolarWinds  (1) 18,150 227

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Splunk  (1) 21,434 3,265
Sprinklr, Class A  (1) 11,000 132
Sprout Social, Class A  (1)(2) 7,300 449
SPS Commerce  (1) 5,619 1,089
Telos  (1) 27,006 99
Tenable Holdings  (1) 15,964 735
Teradata  (1) 11,751 511
UiPath, Class A  (1) 55,411 1,376
Unity Software  (1)(2) 27,240 1,114
Upland Software  (1) 20,100 85
Varonis Systems  (1) 13,300 602
Verint Systems  (1) 13,400 362
Veritone  (1)(2) 28,200 51
Vertex, Class A  (1) 9,630 259
Workday, Class A  (1) 30,844 8,515
Workiva  (1) 5,410 549
Xperi  (1) 16,485 182
Yext  (1) 20,000 118
Zeta Global Holdings, Class A  (1) 22,300 197
Zoom Video Communications, Class A  (1) 34,511 2,482
Zscaler  (1) 13,204 2,925
Zuora, Class A  (1) 29,600 278
96,850
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Class C  34,527 2,641
Eastman Kodak  (1) 19,000 74
Immersion  20,635 146
Intevac  (1) 30,000 130
IonQ  (1)(2) 23,100 286
Pure Storage, Class A  (1) 46,571 1,661
Quantum  (1) 74,600 26
Super Micro Computer  (1) 6,807 1,935
Turtle Beach  (1) 10,100 110
Xerox Holdings  13,400 246
7,255
Total Information Technology 180,108
MATERIALS 4.2%
Chemicals 1.6%
American Vanguard  21,166 232
Ashland  6,100 514
Avient  14,230 592
Axalta Coating Systems  (1) 28,767 977
Balchem  5,300 788
Cabot  8,550 714

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chemours  22,400 706
Ecovyst  (1) 26,100 255
Element Solutions  31,558 730
Ginkgo Bioworks Holdings  (1)(2) 205,600 347
HB Fuller  9,581 780
Huntsman  28,100 706
Ingevity  (1) 7,700 364
Innospec  4,700 579
Koppers Holdings  7,200 369
Livent  (1)(2) 28,500 512
Minerals Technologies  3,010 215
NewMarket  680 371
Olin  17,130 924
PureCycle Technologies  (1)(2) 23,200 94
Quaker Chemical  2,500 534
RPM International  20,027 2,236
Scotts Miracle-Gro  (2) 9,076 579
Sensient Technologies  3,980 263
Stepan  3,100 293
Tronox Holdings  17,600 249
Westlake  4,742 664
15,587
Construction Materials 0.2%
Eagle Materials  5,061 1,027
Knife River  (1) 6,697 443
Summit Materials, Class A  (1) 23,247 894
2,364
Containers & Packaging 0.8%
AptarGroup  8,870 1,096
Berry Global Group  17,000 1,146
Crown Holdings  17,820 1,641
Graphic Packaging Holding  39,730 979
Greif, Class A  5,200 341
Myers Industries  11,416 223
O-I Glass  (1) 27,600 452
Sealed Air  15,632 571
Silgan Holdings  8,240 373
Sonoco Products  10,947 612
TriMas  12,000 304
7,738
Metals & Mining 1.5%
Alcoa  19,546 665
Alpha Metallurgical Resources  1,876 636
Ampco-Pittsburgh  (1) 21,600 59

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arch Resources  2,400 398
ATI  (1) 16,331 743
Carpenter Technology  8,300 588
Century Aluminum  (1) 7,258 88
Cleveland-Cliffs  (1) 72,980 1,490
Coeur Mining  (1) 73,000 238
Commercial Metals  14,100 706
Compass Minerals International  4,600 116
Gold Resource  84,700 32
Haynes International  (2) 2,988 170
Hecla Mining  85,000 409
Kaiser Aluminum  1,236 88
Materion  2,600 338
MP Materials  (1)(2) 19,600 389
Olympic Steel  2,610 174
Piedmont Lithium  (1)(2) 4,300 121
Reliance Steel & Aluminum  9,124 2,552
Royal Gold  10,379 1,255
Ryerson Holding  5,500 191
Schnitzer Steel Industries, Class A  4,448 134
TimkenSteel  (1) 10,000 235
United States Steel  33,200 1,615
Warrior Met Coal  9,191 560
Worthington Steel  (1) 4,479 126
14,116
Paper & Forest Products 0.1%
Clearwater Paper  (1) 7,288 263
Louisiana-Pacific  12,117 859
Sylvamo  4,400 216
1,338
Total Materials 41,143
REAL ESTATE 6.1%
Diversified Real Estate Investment Trusts 0.4%
Broadstone Net Lease, REIT  26,596 458
Empire State Realty Trust, Class A, REIT  40,800 396
Essential Properties Realty Trust, REIT  19,300 493
Gladstone Commercial, REIT  12,182 161
Global Net Lease, REIT  29,521 294
WP Carey, REIT  30,015 1,945
3,747
Health Care Real Estate Investment Trusts 0.5%
CareTrust REIT, REIT  15,976 358
Community Healthcare Trust, REIT  9,000 240
Diversified Healthcare Trust, REIT  55,200 206

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Healthcare Realty Trust, REIT  58,280 1,004
LTC Properties, REIT  11,016 354
Medical Properties Trust, REIT  (2) 89,722 441
National Health Investors, REIT  5,820 325
Omega Healthcare Investors, REIT  34,569 1,060
Physicians Realty Trust, REIT  24,900 331
Sabra Health Care REIT, REIT  20,669 295
Universal Health Realty Income Trust, REIT  6,850 296
4,910
Hotel & Resort Real Estate Investment Trusts 0.4%
Apple Hospitality REIT, REIT  35,800 595
DiamondRock Hospitality, REIT  30,600 287
Park Hotels & Resorts, REIT  18,800 288
Pebblebrook Hotel Trust, REIT  29,353 469
RLJ Lodging Trust, REIT  32,700 383
Ryman Hospitality Properties, REIT  6,715 739
Service Properties Trust, REIT  19,400 166
Summit Hotel Properties, REIT  30,400 204
Sunstone Hotel Investors, REIT  16,394 176
Xenia Hotels & Resorts, REIT  25,900 353
3,660
Industrial Real Estate Investment Trusts 0.8%
Americold Realty Trust, REIT  32,723 991
EastGroup Properties, REIT  6,896 1,266
First Industrial Realty Trust, REIT  15,743 829
Innovative Industrial Properties, REIT  5,000 504
LXP Industrial Trust, REIT  37,929 376
Rexford Industrial Realty, REIT  33,836 1,898
STAG Industrial, REIT  27,300 1,072
Terreno Realty, REIT  14,463 906
7,842
Office Real Estate Investment Trusts 0.6%
Brandywine Realty Trust, REIT  34,143 184
COPT Defense Properties, REIT  18,489 474
Cousins Properties, REIT  13,531 330
Douglas Emmett, REIT  24,962 362
Easterly Government Properties, REIT  14,986 201
Equity Commonwealth, REIT  7,176 138
Franklin Street Properties, REIT  72,826 186
Highwoods Properties, REIT  6,094 140
JBG SMITH Properties, REIT  16,315 278
Kilroy Realty, REIT  19,100 761
NET Lease Office Properties, REIT  4,501 83
Office Properties Income Trust, REIT  19,941 146

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paramount Group, REIT  33,300 172
Piedmont Office Realty Trust, Class A, REIT  20,700 147
Postal Realty Trust, Class A, REIT  19,544 285
SL Green Realty, REIT  (2) 10,988 496
Vornado Realty Trust, REIT  30,055 849
5,232
Real Estate Management & Development 0.7%
Anywhere Real Estate  (1) 21,100 171
Compass, Class A  (1) 52,800 198
Cushman & Wakefield  (1) 21,900 236
DigitalBridge Group  (2) 22,800 400
Douglas Elliman  54,538 161
eXp World Holdings  (2) 13,900 216
FRP Holdings  (1) 5,200 327
Howard Hughes Holdings  (1) 2,800 240
Jones Lang LaSalle  (1) 7,735 1,461
Kennedy-Wilson Holdings  20,200 250
Newmark Group, Class A  25,804 283
Opendoor Technologies  (1) 76,732 344
Rafael Holdings, Class B  (1) 29,321 54
Redfin  (1) 19,500 201
Seritage Growth Properties, Class A  (1) 19,400 181
St. Joe  4,458 268
Tejon Ranch  (1) 20,520 353
Zillow Group, Class A  (1) 5,741 326
Zillow Group, Class C  (1) 20,552 1,189
6,859
Residential Real Estate Investment Trusts 0.9%
American Homes 4 Rent, Class A, REIT  50,005 1,798
Apartment Income REIT, REIT  15,809 549
Apartment Investment & Management, Class A, REIT  (1) 41,458 325
Bluerock Homes Trust  6,174 86
Centerspace, REIT  3,200 186
Equity LifeStyle Properties, REIT  29,002 2,046
Independence Realty Trust, REIT  20,540 314
Sun Communities, REIT  19,066 2,548
UMH Properties, REIT  15,372 236
Veris Residential, REIT  11,270 177
8,265
Retail Real Estate Investment Trusts 0.9%
Acadia Realty Trust, REIT  25,481 433
Agree Realty, REIT  11,651 733
Alexander's, REIT  1,048 224
Brixmor Property Group, REIT  44,200 1,028

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Getty Realty, REIT  11,643 340
InvenTrust Properties, REIT  2,744 69
Kite Realty Group Trust, REIT  26,421 604
Macerich, REIT  28,457 439
NNN REIT, REIT  24,030 1,036
Phillips Edison, REIT  12,370 451
Retail Opportunity Investments, REIT  4,973 70
Saul Centers, REIT  6,819 268
SITE Centers, REIT  33,900 462
Spirit Realty Capital, REIT  22,360 977
Tanger, REIT  16,700 463
Urban Edge Properties, REIT  26,700 489
8,086
Specialized Real Estate Investment Trusts 0.9%
CubeSmart, REIT  37,281 1,728
EPR Properties, REIT  6,466 313
Four Corners Property Trust, REIT  6,401 162
Gaming & Leisure Properties, REIT  39,247 1,937
Gladstone Land, REIT  11,109 160
Global Self Storage, REIT  33,399 155
Lamar Advertising, Class A, REIT  14,288 1,518
National Storage Affiliates Trust, REIT  10,800 448
Outfront Media, REIT  15,700 219
PotlatchDeltic, REIT  15,023 738
Rayonier, REIT  24,151 807
Safehold, REIT  (2) 8,208 192
Uniti Group, REIT  35,100 203
8,580
Total Real Estate 57,181
UTILITIES 1.7%
Electric Utilities 0.5%
ALLETE  7,182 439
Avangrid  7,700 250
Genie Energy, Class B  7,486 211
Hawaiian Electric Industries  17,031 242
IDACORP  7,938 781
MGE Energy  7,155 517
OGE Energy  27,600 964
Otter Tail  6,850 582
PNM Resources  9,019 375
Portland General Electric  10,300 446
Via Renewables  6,320 59
4,866

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.4%
Chesapeake Utilities  4,302 455
National Fuel Gas  14,292 717
New Jersey Resources  13,755 613
Northwest Natural Holding  6,883 268
ONE Gas  8,800 561
RGC Resources  8,179 166
Southwest Gas Holdings  8,100 513
Spire  4,310 269
UGI  26,990 664
4,226
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C  7,693 211
Montauk Renewables  (1) 16,200 144
Ormat Technologies  7,618 577
Spruce Power Holding  (1)(2) 19,162 85
Sunnova Energy International  (1)(2) 20,600 314
Vistra  45,628 1,758
3,089
Multi-Utilities 0.2%
Avista  10,890 389
Black Hills  8,140 439
Northwestern Energy Group  8,500 433
Unitil  5,719 301
1,562
Water Utilities 0.3%
American States Water  6,025 485
California Water Service Group  9,650 501
Essential Utilities  32,032 1,196
Middlesex Water  4,700 308
SJW Group  4,960 324
2,814
Total Utilities 16,557
Total Common Stocks (Cost $595,257) 948,289
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 4,729,635 4,730
4,730

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24  (6) 400,000 392
392
Total Short-Term Investments (Cost $5,122) 5,122
SECURITIES LENDING COLLATERAL 5.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 5.6%
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 5.42%  (4)(5) 53,150,666 53,151
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 53,151
Total Securities Lending Collateral (Cost $53,151) 53,151
Total Investments in Securities
105.5% of Net Assets
(Cost $653,530) $ 1,006,562
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-mini Index contracts 3/24 4,300 $ 310
Long, 5 S&P 400 E-mini MidCap Index contracts 3/24 1,405 74
Net payments (receipts) of variation margin to date (463)
Variation margin receivable (payable) on open futures contracts $ (79)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 204 ++
Totals $ — # $ — $ 204 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 32,311 ¤ ¤ $ 57,881
Total $ 57,881 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $204 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $57,881.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $653,530) $ 1,006,562
Dividends and interest receivable 866
Receivable for shares sold 332
Receivable for investment securities sold 307
Cash 6
Other assets 106
Total assets 1,008,179
Liabilities
Obligation to return securities lending collateral 53,151
Payable for shares redeemed 884
Due to affiliates 103
Variation margin payable on futures contracts 79
Investment management fees payable 71
Payable to directors 1
Other liabilities 120
Total liabilities 54,409
NET ASSETS $ 953,770
Net Assets Consist of:
Total distributable earnings (loss) $ 373,151
Paid-in capital applicable to 31,669,182 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 580,619
NET ASSETS $ 953,770
NET ASSET VALUE PER SHARE $ 30.12

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $7) $ 10,612
Securities lending 1,638
    Interest 17
Total income 12,267
Expenses
Investment management 782
Shareholder servicing 973
Prospectus and shareholder reports 52
Custody and accounting 192
Registration 40
Legal and audit 30
Proxy and annual meeting 15
Directors 3
Miscellaneous 23
Repaid to Price Associates 69
Total expenses 2,179
Net investment income 10,088
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 44,766
Futures 38
Net realized gain 44,804
Change in net unrealized gain / loss
Securities 143,734
Futures 528
Change in net unrealized gain / loss 144,262
Net realized and unrealized gain / loss 189,066
INCREASE IN NET ASSETS FROM OPERATIONS
$ 199,154

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,088 $ 9,700
Net realized gain 44,804 28,094
Change in net unrealized gain / loss 144,262 (357,888)
Increase (decrease) in net assets from operations 199,154 (320,094)
Distributions to shareholders
Net earnings (33,659) (58,443)
Capital share transactions
*
Shares sold 61,049 91,467
Distributions reinvested 31,104 53,971
Shares redeemed (130,078) (222,081)
Decrease in net assets from capital share
transactions (37,925) (76,643)
Net Assets
Increase (decrease) during period 127,570 (455,180)
Beginning of period 826,200 1,281,380
End of period $ 953,770 $ 826,200
*Share information (000s)
Shares sold 2,223 3,134
Distributions reinvested 1,052 2,138
Shares redeemed (4,762) (7,535)
Decrease in shares outstanding (1,487) (2,263)

T. ROWE PRICE Extended Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Extended Equity Market Index Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Extended Equity Market Index Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Extended Equity Market Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 948,274 $ — $ 15 $ 948,289
Short-Term Investments 4,730 392 — 5,122
Securities Lending Collateral 53,151 — — 53,151
Total Securities 1,006,155 392 15 1,006,562
Futures Contracts* 384 — — 384
Total $ 1,006,539 $ 392 $ 15 $ 1,006,946
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 384
*
Total $ 384
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 38
Total $ 38
Change in Unrealized
Gain (Loss)
Equity derivatives $ 528
Total $ 528

T. ROWE PRICE Extended Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, securities valued at $351,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged

T. ROWE PRICE Extended Equity Market Index Fund

security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$50,291,000; the value of cash collateral and related investments was $53,151,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $115,626,000 and $175,319,000, respectively, for the year ended December 31, 2023.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 10,853 $ 10,637
Long-term capital gain 22,806 47,806
Total distributions $ 33,659 $ 58,443
($000s)
Cost of investments $ 656,761
Unrealized appreciation $ 435,064
Unrealized depreciation (85,263)
Net unrealized appreciation (depreciation) $ 349,801

T. ROWE PRICE Extended Equity Market Index Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment
($000s)
Undistributed ordinary income $ 839
Undistributed long-term capital gain 22,511
Net unrealized appreciation (depreciation) 349,801
Total distributable earnings (loss) $ 373,151

T. ROWE PRICE Extended Equity Market Index Fund

management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including this amount, expenses previously waived/paid by Price Associates in the amount of $15,000 remain subject to repayment by the fund at December 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no
Expense limitation 0.25%
Expense limitation date 04/30/26
(Waived)/repaid during the period ($000s) $69

T. ROWE PRICE Extended Equity Market Index Fund

repayment will be made more than three years after the date of a payment or waiver.
No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2023.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $550,000 for T. Rowe Price Services, Inc.; and $75,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Extended Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Extended Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Extended Equity Market Index Fund (one
of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the
"Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Extended Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Extended Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$1,134,000 from short-term capital gains
$24,378,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $7,904,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $7,440,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$1,799,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Extended Equity Market Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Extended Equity Market Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Extended Equity Market Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024